SHARE-BASED COMPENSATION - Compensation Cost (Details) (USD $)	12 Months Ended	4 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		4 Months Ended	9 Months Ended
	Dec. 27, 2013	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor	Dec. 28, 2012 Merger Agreement	Dec. 28, 2012 Merger Agreement Successor	Sep. 07, 2012 Merger Agreement Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 9,958,000	$ 5,330,000	$ 15,169,000	$ 5,935,000	$ 18,260,000	$ 7,000,000	$ 11,200,000
Income tax benefits		3,892,000	2,095,000	5,955,000	2,330,000
Unrecognized share-based compensation expense	$ 11,700,000
Unrecognized share-based compensation expense, period for recognition	2 years 7 months 1 day